Other Income - Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Income - Net
12.	OTHER INCOME – NET

	2016	2017	2018
Dividend income from financial assets at fair value through other comprehensive income	357	206	203
Others	1,234	1,074	580

	1,591	1,280	783